Organization and Business Operations (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Elements of the Business Combination
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2021:

Cash proceeds from the Transactions, net of redemptions	$200,102
Less: Payment of transaction costs related to the Transactions	(19,336)
Net cash proceeds from the Transactions	180,766
Less: Capitalized and paid Virgin Orbit transaction costs	(393)
Allocation to assumed public and private warrant liabilities from NextGen	(23,937)
Allocation to assumed accrued expenses from NextGen	(45)
Transaction costs related to concession launch service to Third-Party PIPE Investor	(4,065)
Reverse recapitalization, net of transaction costs	$152,326